Events after the reporting period	6 Months Ended
Jun. 30, 2022
Events after the Reporting Period [Abstract]
Disclosure of events after the reporting period [text block]	Events after the reporting period After the reporting date no material events occurred which had a significant impact on our results of operations, financial position and net assets.